Restructuring and Asset Impairment (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs
2011 and Earlier Actions are comprised of a number of plant closures and workforce reductions initiated prior to 2012.
Below is a summary of 2011 and Earlier Actions and related expenses by type incurred.

	Year Ended December 31,
2011 and Earlier Actions	2013	2012	2011
Severance and Termination Benefits
Consumer Packaging	$17	$3,348	$7,144
Display and Packaging	—	346	842
Paper and Industrial Converted Products	474	331	9,673
Protective Solutions	—	280	1,109
Corporate	—	—	11
Asset Impairment/Disposal of Assets
Consumer Packaging	(438)	(3,586)	10,202
Display and Packaging	—	(791)	3,057
Paper and Industrial Converted Products	(451)	(1,735)	(807)
Protective Solutions	589	—	65
Other Costs
Consumer Packaging	2,183	4,081	1,869
Display and Packaging	—	827	677
Paper and Industrial Converted Products	1,266	4,316	2,404
Protective Solutions	240	760	580
Total Charges and Adjustments	$3,880	$8,177	$36,826
Below is a summary of 2013 Actions and related expenses by type incurred and estimated to be incurred through completion.

2013 Actions	Year Ended December 31, 2013	Estimated Total Cost
Severance and Termination Benefits
Consumer Packaging	$4,910	$5,610
Display and Packaging	1,404	1,654
Paper and Industrial Converted Products	3,347	3,397
Protective Solutions	216	216
Asset Impairment/Disposal of Assets
Consumer Packaging	5,926	5,926
Display and Packaging	165	165
Paper and Industrial Converted Products	492	492
Protective Solutions	662	662
Other Costs
Consumer Packaging	1,021	1,471
Display and Packaging	97	297
Paper and Industrial Converted Products	447	547
Protective Solutions	134	234
Total Charges and Adjustments	$18,821	$20,671
Below is a summary of 2012 Actions and related expenses by type incurred and estimated to be incurred through completion.

	Year Ended December 31,		Total Incurred to Date	Estimated Total Cost
2012 Actions	2013	2012
Severance and Termination Benefits
Consumer Packaging	$239	$2,571	$2,810	$2,810
Display and Packaging	(3)	1,897	1,894	1,894
Paper and Industrial Converted Products	384	10,329	10,713	10,713
Protective Solutions	67	999	1,066	1,066
Corporate	—	297	297	297
Asset Impairment/Disposal of Assets
Consumer Packaging	154	2,921	3,075	3,075
Display and Packaging	—	—	—	—
Paper and Industrial Converted Products	352	2,404	2,756	2,756
Protective Solutions	(28)	161	133	133
Other Costs
Consumer Packaging	191	861	1,052	1,202
Display and Packaging	249	355	604	604
Paper and Industrial Converted Products	722	1,294	2,016	2,216
Protective Solutions	(24)	592	568	568
Corporate	34	—	34	34
Total Charges and Adjustments	$2,337	$24,681	$27,018	$27,368

Restructuring And Asset Impairment Charges Table
Following are the total restructuring and asset impairment charges, net of adjustments, recognized by the Company during the periods presented:

	Year Ended December 31
	2013	2012	2011
Restructuring/Asset impairment:
2013 Actions	$18,821	$—	$—
2012 Actions	2,337	24,681	—
2011 and Earlier Actions	3,880	8,177	36,826
Restructuring/Asset impairment charges	$25,038	$32,858	$36,826
Income tax benefit	(6,774)	(9,836)	(11,506)
Equity method investments, net of tax	—	22	17
Benefit attributable to noncontrolling interests, net of tax	2	116	200
Total impact of restructuring/asset impairment charges, net of tax	$18,266	$23,160	$25,537

Schedule of Restructuring Reserve by Type of Cost
The following table sets forth the activity in the 2011 and Earlier Actions restructuring accrual included in “Accrued expenses and other” on the Company’s Consolidated Balance Sheets:

2011 and Earlier Actions Accrual Activity	Severance and Termination Benefits	Asset Impairment/ Disposal of Assets	Other Costs	Total
Liability, December 31, 2011	$14,132	$—	$307	$14,439
2012 charges	4,493	496	9,984	14,973
Adjustments	(188)	(6,608)	—	(6,796)
Cash receipts/(payments)	(13,356)	21,319	(10,201)	(2,238)
Asset write downs/disposals	—	(15,207)	—	(15,207)
Foreign currency translation	58	—	—	58
Liability, December 31, 2012	$5,139	$—	$90	$5,229
2013 charges	581	828	5,144	6,553
Adjustments	(89)	(2,572)	(12)	(2,673)
Cash receipts/(payments)	(2,559)	2,235	(5,205)	(5,529)
Asset write downs/disposals	—	(491)	—	(491)
Foreign currency translation	(9)	—	1	(8)
Liability, December 31, 2013	$3,063	$—	$18	$3,081
The following table sets forth the activity in the 2013 Actions restructuring accrual included in “Accrued expenses and other” on the Company’s Consolidated Balance Sheets:

2013 Actions Accrual Activity	Severance and Termination Benefits	Asset Impairment/ Disposal of Assets	Other Costs	Total
Liability, December 31, 2012	$—	$—	$—	$—
2013 charges	9,877	7,245	1,699	18,821
Cash receipts/(payments)	(6,716)	6,641	(1,699)	(1,774)
Asset write downs/disposals	—	(13,886)	—	(13,886)
Foreign currency translation	97	—	—	97
Liability, December 31, 2013	$3,258	$—	$—	$3,258
The following table sets forth the activity in the 2012 Actions restructuring accrual included in “Accrued expenses and other” on the Company’s Consolidated Balance Sheets:

2012 Actions Accrual Activity	Severance and Termination Benefits	Asset Impairment/ Disposal of Assets	Other Costs	Total
Liability, December 31, 2011	$—	$—	$—	$—
2012 charges	16,093	5,486	3,102	24,681
Cash receipts/(payments)	(9,735)	600	(3,015)	(12,150)
Asset write downs/disposals	—	(6,086)	—	(6,086)
Foreign currency translation	(45)	—	(7)	(52)
Liability, December 31, 2012	$6,313	$—	$80	$6,393
2013 charges	1,085	547	1,172	2,804
Adjustments	(398)	(69)	—	(467)
Cash receipts/(payments)	(5,555)	42	(1,252)	(6,765)
Asset write downs/disposals	—	(520)	—	(520)
Foreign currency translation	21	—	—	21
Liability, December 31, 2013	$1,466	$—	$—	$1,466